Condensed Balance sheet (Parenthetical) (Detail) (HKD)	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00	1
Ordinary Shares, Shares issued	57,440,895	56,013,735
Ordinary Shares, Shares outstanding	57,440,895	56,013,735
Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00	1
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Parent Company
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Parent Company | Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00
Ordinary Shares, Shares issued	57,440,895	56,013,735
Ordinary Shares, Shares outstanding	57,440,895	56,013,735
Parent Company | Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650